Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash	$ 46,131	$ 49,933	$ 7,149
Receivable			44,481
Prepaid expenses and other current assets	72,338		770
Total current assets	118,469	49,933	52,400
Website	10,014	7,640	2,625
Intangible assets	223,316
Other assets	41,424
Goodwill	18,641,985
Investment in Mag Mile Capital, Inc.	1,750,000	1,750,000
Total Assets	20,785,208	1,807,573	55,025
Current Liabilities:
Accounts payable and accrued expenses	145,368	5,019	1,354
Deferred revenue	7,500	7,500
Total current liabilities	152,868	26,405	27,367
Total Liabilities	152,868	26,405	27,367
Commitments and contingencies
Stockholders’ equity:
Preferred stock; $0.001 par value; 5,000,000 shares authorized; no shares issued and outstanding
Common stock; $0.001 par value; 50,000,000 shares authorized; 1,110,226 and 829,626 shares issued; respectively		1,110	830
Treasury stock; 154 shares at cost	(30,328)	(30,328)	(30,328)
Additional paid-in capital		45,696,761	42,254,154
Accumulated other comprehensive loss	13,693	(2,848)	665
Accumulated deficit	(44,642,481)	(43,883,527)	(42,197,663)
Total equity attributed to the parent	19,679,284	1,781,168	27,658
Non-controlling interest	953,056
Total stockholders’ equity	20,632,340	1,781,168	27,658
Total Liabilities and Stockholders’ Equity	20,785,208	1,807,573	55,025
Common stock; $0.001 par value; 50,000,000 shares authorized; 4,965,626 and 1,110,226 shares issued and outstanding at September 30, 2024 and March 31, 2024, respectively	4,966	1,110
Reverse Stock Split [Member]
Stockholders’ equity:
Additional paid-in capital	64,333,434	45,696,761
Total stockholders’ equity		1,781,168	27,658
Related Party [Member]
Current Liabilities:
Accounts payable – related party			12,127
Related party payable		$ 13,886	$ 13,886